UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Jun 30, 2009


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 100 Wilshire Blvd. Suite 1000, Santa Monica, CA 90401

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  952-230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                02/29/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        82
Form 13F Information Table Value Total:                  $269,095
                                                       (thousands)

List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE       SHRS OR   SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                   (x$1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------   ----------  --------- ---   ----  ---------- -------- -------- ------ ----
ABBOTT LABS                   COM             002824100      35          747     SH          SOLE                   0      747     0
ADOBE SYS INC                 COM             00724F101    6929       244829     SH          SOLE              206632    38197     0
AFLAC INC                     COM             001055102    4068       130837     SH          SOLE              112936    17901     0
ALCON INC                     COM SHS         H01301102      40          341     SH          SOLE                   0      341     0
ALLIANCE DATA SYSTEMS CORP    COM             018581108    8089       196374     SH          SOLE              162091    34283     0
ALTRIA GROUP INC              COM             02209S103      99         6051     SH          SOLE                   0     6051     0
AMERICAN TOWER CORP           CL A            029912201   10101       320355     SH          SOLE              270545    49810     0
AMGEN INC                     COM             031162100      44          835     SH          SOLE                   0      835     0
AUTODESK INC                  COM             052769106     180         9462     SH          SOLE                9462        0     0
BAXTER INTL INC               COM             071813109      40          758     SH          SOLE                   0      758     0
BECKMAN COULTER INC           COM             075811109    5608        98146     SH          SOLE               83984    14162     0
BOSTON SCIENTIFIC CORP        COM             101137107    7426       732352     SH          SOLE              628448   103904     0
BP PLC                        SPONSORED ADR   055622104      81         1698     SH          SOLE                   0     1698     0
CHARLES RIV LABS INTL INC     COM             159864107      21          618     SH          SOLE                   0      618     0
CHEVRON CORP NEW              COM             166764100    8096       122203     SH          SOLE              102833    19370     0
CISCO SYS INC                 COM             17275R102    8560       458982     SH          SOLE              381831    77151     0
COLGATE PALMOLIVE CO          COM             194162103    6668        94260     SH          SOLE               81480    12780     0
CONSOLIDATED TOMOKA LD CO     COM             210226106     119         3380     SH          SOLE                3380        0     0
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204     119         2793     SH          SOLE                2793        0     0
COVIDIEN PLC                  SHS             G2554F105     207         5516     SH          SOLE                   0     5516     0
DUN & BRADSTREET CORP DEL NE  COM             26483E100    6633        81678     SH          SOLE               68355    13323     0
ECOLAB INC                    COM             278865100     129         3299     SH          SOLE                3299        0     0
EXXON MOBIL CORP              COM             30231G102    4268        61043     SH          SOLE               51380     9663     0
FEDEX CORP                    COM             31428X106    3247        58368     SH          SOLE               48323    10045     0
FIRST AMERN CORP CALIF        COM             318522307    9900       382072     SH          SOLE              317200    64872     0
GEN-PROBE INC NEW             COM             36866T103      18          422     SH          SOLE                   0      422     0
GENZYME CORP                  COM             372917104      33          586     SH          SOLE                   0      586     0
GOOGLE INC                    CL A            38259P508    8176        19392     SH          SOLE               16221     3171     0
HOLOGIC INC                   COM             436440101      39         2725     SH          SOLE                   0     2725     0
HOME DEPOT INC                COM             437076102     143         6066     SH          SOLE                   0     6066     0
HONEYWELL INTL INC            COM             438516106     109         3460     SH          SOLE                   0     3460     0
INTEL CORP                    COM             458140100    6497       392528     SH          SOLE              329350    63178     0
JACOBS ENGR GROUP INC DEL     COM             469814107    6145       145998     SH          SOLE              122192    23806     0
JOHNSON & JOHNSON             COM             478160104    5226        92009     SH          SOLE               75207    16802     0
KLA-TENCOR CORP               COM             482480100      85         3385     SH          SOLE                3385        0     0
LEGG MASON INC                COM             524901105    7740       317455     SH          SOLE              263619    53836     0
LILLY ELI & CO                COM             532457108      25          715     SH          SOLE                   0      715     0
LOWES COS INC                 COM             548661107    9340       481202     SH          SOLE              404275    76927     0
MAXIM INTEGRATED PRODS INC    COM             57772K101    5345       340648     SH          SOLE              284045    56603     0
MCGRAW HILL COS INC           COM             580645109     138         4569     SH          SOLE                4569        0     0
MEDTRONIC INC                 COM             585055106    7148       204888     SH          SOLE              171718    33170     0
MICROCHIP TECHNOLOGY INC      COM             595017104     151         6689     SH          SOLE                6689        0     0
MICROSOFT CORP                COM             594918104   11322       476319     SH          SOLE              393244    83075     0
MOODYS CORP                   COM             615369105    3156       119770     SH          SOLE              103344    16426     0
MSC INDL DIRECT INC           CL A            553530106     117         3304     SH          SOLE                3304        0     0
NETAPP INC                    COM             64110D104    7658       388340     SH          SOLE              325222    63118     0
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103     161         5338     SH          SOLE                5338        0     0
NOVARTIS A G                  SPONSORED ADR   66987V109    7580       185837     SH          SOLE              149713    36124     0
OMNICARE INC                  COM             681904108      49         1899     SH          SOLE                   0     1899     0
OMNICOM GROUP INC             COM             681919106    5249       166217     SH          SOLE              138323    27894     0
PATTERSON COMPANIES INC       COM             703395103      15          678     SH          SOLE                   0      678     0
PAYCHEX INC                   COM             704326107    3994       158507     SH          SOLE              135253    23254     0
PEOPLES UNITED FINANCIAL INC  COM             712704105     373        24732     SH          SOLE                9487    15245     0
PETSMART INC                  COM             716768106     142         6603     SH          SOLE                6603        0     0
PFIZER INC                    COM             717081103      14          953     SH          SOLE                   0      953     0
PHILIP MORRIS INTL INC        COM             718172109     264         6056     SH          SOLE                   0     6056     0
PRAXAIR INC                   COM             74005P104    6043        85033     SH          SOLE               71269    13764     0
PROCTER & GAMBLE CO           COM             742718109    5659       110733     SH          SOLE               92520    18213     0
ROCKWELL COLLINS INC          COM             774341101    9038       216565     SH          SOLE              183457    33108     0
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206     123         2460     SH          SOLE                   0     2460     0
SBA COMMUNICATIONS CORP       COM             78388J106     202         8217     SH          SOLE                8217        0     0
SHIRE PLC                     SPONSORED ADR   82481R106      25          592     SH          SOLE                   0      592     0
ST JOE CO                     COM             790148100     260         9816     SH          SOLE                9816        0     0
ST JUDE MED INC               COM             790849103     218         5306     SH          SOLE                4402      904     0
STARBUCKS CORP                COM             855244109    7452       536450     SH          SOLE              448492    87958     0
STERICYCLE INC                COM             858912108    4085        79265     SH          SOLE               68167    11098     0
STRYKER CORP                  COM             863667101      20          497     SH          SOLE                   0      497     0
SYSCO CORP                    COM             871829107    7780       346108     SH          SOLE              290012    56096     0
TARGET CORP                   COM             87612E106   10633       269410     SH          SOLE              225853    43557     0
THERMO FISHER SCIENTIFIC INC  COM             883556102    7416       181908     SH          SOLE              153211    28697     0
TOLL BROTHERS INC             COM             889478103     119         7028     SH          SOLE                7028        0     0
TRACTOR SUPPLY CO             COM             892356106     136         3299     SH          SOLE                3299        0     0
TRANSDIGM GROUP INC           COM             893641100    4637       128087     SH          SOLE              108399    19688     0
UNITED TECHNOLOGIES CORP      COM             913017109    8150       156846     SH          SOLE              130364    26482     0
VARIAN MED SYS INC            COM             92220P105      20          562     SH          SOLE                   0      562     0
VISA INC                      COM CL A        92826C839      89         1431     SH          SOLE                   0     1431     0
VOLCANO CORPORATION           COM             928645100      40         2895     SH          SOLE                   0     2895     0
VULCAN MATLS CO               COM             929160109    3492        81019     SH          SOLE               67474    13545     0
WEATHERFORD INTERNATIONAL LT  REG             H27013103     182         9310     SH          SOLE                9310        0     0
WELLS FARGO & CO NEW          COM             949746101    2774       114348     SH          SOLE               94323    20025     0
WESTERN UN CO                 COM             959802109     201        12227     SH          SOLE                   0    12227     0
YAHOO INC                     COM             984332106    3142       200615     SH          SOLE              159116    41499     0